Consolidated Statement of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock Including APIC [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2014	$ 767,321	$ 375,117	$ 402,280	$ (10,076)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	56,617	0		2,914
Net income (loss)	53,703		53,703
Dividends on common stock	(50,993)	0	(50,993)	0
Tax expense from employee stock plans	(118)	(118)	0	0
Stock-based compensation	3,277	3,277	0	0
Shares issued pursuant to equity based plans	4,868	4,868	0	0
Balance at Dec. 31, 2015	780,972	383,144	404,990	(7,162)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	59,106	0		211
Net income (loss)	58,895		58,895
Dividends on common stock	(51,624)	0	(51,624)	0
Stock-based compensation	2,924	2,924	0	0
Shares issued pursuant to equity based plans	6,358	6,358	0	0
Issuance of common stock, net of issuance costs	52,761	52,761	0	0
Balance at Dec. 31, 2016	850,497	445,187	412,261	(6,951)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	(57,110)	0		(1,487)
Net income (loss)	(55,623)
Dividends on common stock	(54,289)	0	(54,289)	0
Stock-based compensation	2,882	2,882	0	0
Shares issued pursuant to equity based plans	796	796	0	0
Balance at Dec. 31, 2017	$ 742,776	$ 448,865	$ 302,349	$ (8,438)